Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash payments:
Interest	¥ 77,321	¥ 76,755	¥ 88,385
Income taxes,net	¥ 31,046	¥ 83,462	¥ 32,831